PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 19,448	R$ 16,653	R$ 10,650
Net interest on net actuarial assets/liabilities	62,325	51,966	34,583
Total	81,773	68,619	45,233
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	3,155	2,931	3,044
Net interest on net actuarial assets/liabilities	5,713	6,074	5,258
Total	8,868	9,005	8,302
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	16,293	13,722	7,606
Net interest on net actuarial assets/liabilities	56,612	45,892	29,325
Total	R$ 72,905	R$ 59,614	R$ 36,931